Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,034,679.68
Total Fee Amount	1,247.69
Total Offset Amount	0.00
Net Fee	$ 1,247.69
Offering Table N/A
Offset Table N/A	N/A